Deferred Compensation	12 Months Ended
Dec. 31, 2012
Compensation Related Costs [Abstract]
Deferred Compensation

7.  Deferred Compensation

The Company had established a Deferred Compensation Arrangement for the benefit of its Chief Executive Officer and its Chief Financial Officer (See Note 9 – Commitments and Contingencies - Employment Agreements). The deferred compensation was held in a separate trust account, established by the Company to administer the Deferred Compensation Arrangement. The assets of the trust were subject to the claims of the Company’s creditors in the event that the Company became insolvent. The trust qualified as a grantor trust for income tax purposes (known as a “rabbi trust”). The assets of the trust were valued at $822 as of December 31, 2011, and were included in Restricted Cash Equivalents on the accompanying consolidated balance sheet. The liabilities of the Deferred Compensation Arrangement were valued $821 as of December 31, 2011. On July 31, 2012, the remaining funds held in the rabbi trust under the Deferred Compensation Arrangement were disbursed to the Company’s Chief Financial Officer.